Consolidated Segment Data	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Consolidated Segment Data

17. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions, and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost. All sales occurred in China since our revenue-generating operations are located in China.

The Company reports financial and operating information in the following two segments:

(a)	Cloud-based Technology (CBT) segment — The CBT segment is the Company’s current and future focus for corporate development. It includes the Company’s cloud-based products, high-end data storage servers. and related services sold to private sectors including new media, healthcare, education, and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. As a result of COVID-19 pandemic, city lockdowns, travel restrictions, and other preventive measures had negatively impacted on the China out-of-home advertising business and significantly dampened customers’ demand for ads display terminals. Nevertheless, mandatory home stays and work from remote locations triggered a steep surge in on-line gaming, on-line shopping, on-line entertainment, and electronic communication, and created a great demand for high-end data storage servers to accommodate internet information transmission. The Company has stabilized supply chains for the high-end data storage server to meet market demands supplementing the declining revenue from ads display terminals and included the revenue and cost of revenue of high-end data storage servers in the CBT segment.

(b)	Traditional Information Technology (TIT) segment —The TIT segment includes the Company’s project-based technology products and services. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services.

Selected information by segment is presented in the following tables for the year ended December 31, 2020, 2019, and 2018.

	2020	2019	2018
Revenues(1)
TIT Segment	$377,499	$241,132	$383,420
CBT Segment	10,685,276	13,550,171	20,194,920
	$11,062,775	$13,791,303	$20,578,340

(1) Revenues by operating segments exclude intercompany transactions.

	2020	2019	2018
(Loss) income from operations
TIT Segment	$(166,727)	$(662,556)	$(528,891)
CBT Segment	(15,268,750)	(2,037,151)	2,391,930
Corporate and others(2)	(1,931,252)	(1,472,454)	(1,694,215)
(Loss) income from operations	(17,366,729)	(4,172,161)	168,824
Corporate other (loss) income, net	(22,580)	669,755	956,753
Corporate interest income	4,798	133,517	36,381
Corporate interest expense	(1,018,013)	(499,852)	(484,403)
(Loss) income before income taxes	(18,402,524)	(3,868,741)	677,555

Income tax benefit	71,316	274,480	1,201,231
Net (loss) income	(18,331,208)	(3,594,261)	1,878,786

Less: Loss (income) attributable to the non-controlling interest	636,433	11,929	(186,803)
Net (loss) income attributable to the Company	$(17,694,775)	$(3,582,332)	$1,691,983

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment for the year ended December 31, 2020, 2019, and 2018 are as follows:

	2020	2019	2018
Non-cash employee compensation:
Corporate and others	298,091	494,316	584,629
	$298,091	$494,316	$584,629

Depreciation and amortization by segment for the year ended December 31, 2020, 2019, and 2018 are as follows:

	2020	2019	2018
Depreciation and amortization:
TIT Segment	$19,783	$17,278	$13,941
CBT Segment	3,459,861	2,883,674	3,660,596
	$3,479,644	$2,900,952	$3,674,537

	2020	2019	2018
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers：
TIT Segment	$36,895	$344,550	$(438,378)
CBT Segment	13,484,287	3,283,994	1,268,644
	$13,521,182	$3,628,544	$830,266

	2020	2019	2018
Inventory obsolescence provision:
TIT Segment	$10,943	$2,366	$9,261
CBT Segment	(5,318)	112,824	21,142
	$5,625	$115,190	$30,403

	2020	2019	2018
Impairment of long-term investments
CBT Segment	-	-	45,400
	$-	$-	$45,400

Total assets by segment as at December 31, 2020 and 2019 are as follows:

	2020	2019
Total assets
TIT Segment	$213,329	$725,088
CBT Segment	30,488,753	39,755,020
Corporate and others	74,569	135,438
	$30,776,651	$40,615,546